Revenue Recognition Contract Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition [Abstract]
Contract with Customer, Asset, Net - Beginning of Period	$ 12	$ 8
Contract with Customer, Asset, Cumulative Catch-up Adjustment to Revenue, Change in Measure of Progress	184	145
Contract with Customer, Asset, Reclassified to Receivable	(174)	(141)
Contract with Customer, Asset, Net - End of Period	$ 22	$ 12